INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 28, 2025
Intangible assets [Abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL:
Intangible assets:

2025	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Total

Cost
Balance, December 29, 2024	$224,489	$226,172	$70,450	$76,313	$597,424
Additions	—	—	—	8,589	8,589
Additions through business acquisitions	799,000	1,971,000	—	10,494	2,780,494
Disposals	—	—	—	(5,268)	(5,268)
Balance, December 28, 2025	$1,023,489	$2,197,172	$70,450	$90,128	$3,381,239

Accumulated amortization
Balance, December 29, 2024	$190,945	$22,480	$70,450	$60,230	$344,105
Amortization (note 22)	11,273	—	—	5,368	16,641
Disposals	—	—	—	(921)	(921)
Balance, December 28, 2025	$202,218	$22,480	$70,450	$64,677	$359,825
Carrying amount, December 28, 2025	$821,271	$2,174,692	$—	$25,451	$3,021,414

2024	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Total

Cost
Balance, December 31, 2023	$224,489	$226,172	$70,450	$73,900	$595,011
Additions	—	—	—	5,153	5,153
Disposals	—	—	—	(2,740)	(2,740)
Balance, December 29, 2024	$224,489	$226,172	$70,450	$76,313	$597,424

Accumulated amortization
Balance, December 31, 2023	$183,251	$22,480	$70,040	$57,821	$333,592
Amortization (note 22)	7,694	—	410	5,136	13,240
Disposals	—	—	—	(2,727)	(2,727)
Balance, December 29, 2024	$190,945	$22,480	$70,450	$60,230	$344,105
Carrying amount, December 29, 2024	$33,544	$203,692	$—	$16,083	$253,319

During fiscal 2025 and fiscal 2024, no impairment charges were recorded related to intangible assets (both definite and indefinite life).

The carrying amount of internally-generated assets within computer software was $12.9 million as at December 28, 2025 (December 29, 2024 - $10.6 million). Included in computer software as at December 28, 2025 was $5.6 million (December 29, 2024 - $3.9 million) of assets not yet utilized in operations.
11. INTANGIBLE ASSETS AND GOODWILL (continued):
Goodwill:

	2025	2024

Balance, beginning of fiscal year	$271,677	$271,677
Goodwill acquired through business acquisitions	597,171	—
Balance, end of fiscal year	$868,848	$271,677

Recoverability of cash-generating units:
Goodwill acquired through business acquisitions have been allocated to the Company's CGUs as follows:

	December 28, 2025	December 29, 2024

Textile & Sewing (excluding Hanes)	$271,677	$271,677
Hanes(1)	597,171	—
Textile & Sewing	—	—
Hosiery	—	—
Intimates	—	—
	$868,848	$271,677
(1) As at year end December 28, 2025, goodwill from the Hanes acquisition of $597.2 million (refer to note 5 for additional information) will remain unallocated due to the pending evaluation of the acquired operations’ integration into existing cash generating units and due to the purchase price allocation being provisional. The allocation will be completed before the end of the first annual period beginning after the acquisition date.

Indefinite life intangible assets have been allocated to the Company's CGUs as follows:

	December 28, 2025	December 29, 2024

Textile & Sewing (excluding Hanes)	$93,400	$93,400
Hosiery (excluding Hanes)	110,292	110,292
	$203,692	$203,692

Hanes(1)	$1,644,000	$—
Textile & Sewing	12,228	—
Hosiery	1,039	—
Intimates	313,733	—
	$1,971,000	$—
	$2,174,692	$203,692
(1) The Hanes Brand trademark of $1.6 billion acquired through the business combination of Hanes will be tested for impairment at the Hanes group of CGUs level (Textile & Sewing, Hosiery, Intimates).
11. INTANGIBLE ASSETS AND GOODWILL (continued):
Recoverability of cash-generating units (continued):
In assessing whether goodwill and indefinite life intangible assets are impaired, the carrying amounts of the CGUs (including goodwill and indefinite life intangible assets) are compared to their recoverable amounts. The key assumptions for the fair value less costs of disposal method include estimated sales volumes, selling prices, input costs, and SG&A expenses in determining forecasted adjusted EBITDA, as well as the multiple applied to forecasted adjusted EBITDA. The adjusted EBITDA multiple was obtained by using market comparables as a reference.

As at December 28, 2025, there was no impairment test performed on the goodwill from the Hanes acquisition (note 5) as it is unallocated, given the fair value measurement of the acquired assets and liabilities remains preliminary. In addition, it was determined that the carrying value of the indefinite life intangible assets acquired in the Hanes acquisition approximately equal their recoverable amount given the proximity of the acquisition date to December 28, 2025.
The Company performed its annual impairment review for goodwill and indefinite life intangible assets for the Textile & Sewing (excluding Hanes) and Hosiery (excluding Hanes) CGUs as at December 28, 2025 and December 29, 2024. The estimated recoverable amount for the Textile & Sewing (excluding Hanes) CGU exceeded its carrying value and as a result, there was no impairment identified. The estimated recoverable amount for the Hosiery CGU exceeded its carrying value and as a result, there was no impairment identified for the year ended December 28, 2025. For the year ended December 29, 2024, the estimated recoverable amount for the Hosiery (excluding Hanes) CGU exceeded its carrying value and as a result there was no impairment relating to intangible assets (both definite and indefinite life) acquired in previous business acquisitions.
Recoverable amount for Textile & Sewing (excluding Hanes) and Hosiery (excluding Hanes) CGUs
The Company determined the recoverable amounts of the Textile & Sewing and Hosiery CGUs based on the fair value less costs of disposal method. The fair value measurement was categorized as a level 3 fair value. The fair values of the Textile & Sewing and Hosiery CGUs were based on a multiple of 8.0 (2024 - 8.5), applied to risk adjusted EBITDA (adjusted EBITDA as defined in note 27) for the next year, which takes into account financial forecasts approved by senior management. The values assigned to the key assumptions represent management’s assessment of future trends and have been based on historical data from external and internal sources.
Textile & Sewing CGU (excluding Hanes)
For the Textile & Sewing CGU, no reasonably possible change in the key assumptions used in determining the recoverable amount would result in any impairment of goodwill or indefinite life intangible assets.

Hosiery CGU (excluding Hanes)
For the Hosiery CGU, no reasonably possible change in the key assumptions used in determining the recoverable amount would result in any impairment of indefinite life intangible assets.